                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended September 30, 2002

Check here if Amendment [   ]; Amendment Number : _ _ _ _ _ _

      This Amendment (Check only one.):       [   ] is a restatement.
                                              [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:     Westchester Capital Management, Inc.
Address:  100 Summit Lake Drive
          Valhalla, NY 10595

Form 13F File Number:       28-04764


      The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Frederick W. Green
Title: President
Phone: 914-741-5600

Signature, Place, and Date of Signing:

/s/ Frederick W. Green     Valhalla, New York       11/21/2002
----------------------     ------------------       ----------
[Signature]                [City, State]            [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-

-----------------------             --------------------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:            -

Form 13F Information Table Entry Total:       112

Form 13F Information Table Value Total:       $735,163,374 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.               Form 13F File Number               Name

01                28 -

02                28 -

03                28 -

FORM 13F
Westchester Capital Management, Inc.
30-Sep-02


                                                                                         Item 5
                                                                            Item 4     Shares or     Item 6               Item 8
Item 1                                          Item 2         Item 3    Fair Market   Principal   Investment   Item 7    Voting
Name of Issuer                              Title of Class      CUSIP        Value       Amount    Discretion  Managers  Authority
--------------                              ---------------  ----------  ------------  ----------  ----------  --------  ---------
EQUITIES
COMMON STOCK
Nissan Motor Co., Ltd. ordinary              COMMON STOCK      6642860            183          25  (a) Sole               (a) Sole
AT&T Canada Inc.                             COMMON STOCK     00207Q202    36,422,829   1,135,729  (a) Sole               (a) Sole
American Water Works Co., Inc.               COMMON STOCK     030411102    31,619,280     708,000  (a) Sole               (a) Sole
ChemFirst Inc.                               COMMON STOCK     16361A106     2,211,644      76,900  (a) Sole               (a) Sole
The CIT Group, Inc.                          COMMON STOCK     125581108     2,306,834     128,300  (a) Sole               (a) Sole
Castorama Dubois Investissement SA           COMMON STOCK      7155613     38,327,699     580,538  (a) Sole               (a) Sole
Digene Corporation                           COMMON STOCK     253752109     7,135,280     903,200  (a) Sole               (a) Sole
Dole Food Company, Inc.                      COMMON STOCK     256605106     2,534,319      87,300  (a) Sole               (a) Sole
Donnelly Corporation                         COMMON STOCK     257870105     1,295,500      50,000  (a) Sole               (a) Sole
Dreyer's Grand Ice Cream, Inc.               COMMON STOCK     261878102     7,509,950     107,500  (a) Sole               (a) Sole
Finmeccanica SpA ordinary                    COMMON STOCK      5859951      7,058,288  14,985,750  (a) Sole               (a) Sole
Groupe Bruxelles Lambert SA                  COMMON STOCK      7097328     19,522,818     526,889  (a) Sole               (a) Sole
General Motors Corporation Class H           COMMON STOCK     370442832     8,006,250     875,000  (a) Sole               (a) Sole
Golden State Bancorp Inc.                    COMMON STOCK     381197102    30,697,536     949,800  (a) Sole               (a) Sole
Gucci Group ADR                              COMMON STOCK     401566104    14,020,501     166,100  (a) Sole               (a) Sole
Gucci Group NV ordinary                      COMMON STOCK      4655053      3,747,167      44,500  (a) Sole               (a) Sole
Hispanic Broadcasting Corporation            COMMON STOCK     43357B104     6,076,170     325,800  (a) Sole               (a) Sole
Hershey Foods Corporation                    COMMON STOCK     427866108     8,023,065     129,300  (a) Sole               (a) Sole
ICN Pharmaceuticals                          COMMON STOCK     448924100     9,047,089     998,575  (a) Sole               (a) Sole
Kinross Gold Corporation                     COMMON STOCK     496902107     1,166,880     530,400  (a) Sole               (a) Sole
McGrath Rentcorp                             COMMON STOCK     580589109    15,008,616     736,800  (a) Sole               (a) Sole
NextWave Telecom,  Inc.                      COMMON STOCK     65332M103     2,141,230   1,529,450  (a) Sole               (a) Sole
Pharmacia Corporation                        COMMON STOCK     71713U102    31,306,176     805,200  (a) Sole               (a) Sole
P & O Princess Cruises plc                   COMMON STOCK     693070104     7,477,720     263,300  (a) Sole               (a) Sole
Price Communications Corporation             COMMON STOCK     741437305    24,122,110   2,134,700  (a) Sole               (a) Sole
ProSiebenSat.1 Media AG                      COMMON STOCK      4579131      2,664,470     414,768  (a) Sole               (a) Sole
Pennzoil-Quaker State Co.                    COMMON STOCK     709323109    35,837,464   1,631,200  (a) Sole               (a) Sole
PanAmSat Corporation                         COMMON STOCK     697933109     7,793,620     449,200  (a) Sole               (a) Sole
Syratech Corporation                         COMMON STOCK     871824108        19,277      38,554  (a) Sole               (a) Sole
AT&T Corp.                                   COMMON STOCK     001957109    46,637,496   3,883,222  (a) Sole               (a) Sole
National Golf Properties, Inc.               COMMON STOCK     63623G109     8,920,550     775,700  (a) Sole               (a) Sole
TRW Inc.                                     COMMON STOCK     872649108    47,548,455     812,100  (a) Sole               (a) Sole
Amgen, Inc.                                  COMMON STOCK     031162100     1,082,532      25,960  (b) Shared             (a) Sole
Anthem, Inc.                                 COMMON STOCK     03674B104     1,994,915      30,691  (b) Shared             (a) Sole
AT&T Canada Inc.                             COMMON STOCK     00207Q202     6,634,353     206,871  (b) Shared             (a) Sole
American Water Works Co., Inc.               COMMON STOCK     030411102     4,559,786     102,100  (b) Shared             (a) Sole
Cendant Corp.                                COMMON STOCK     151313103        94,311       8,765  (b) Shared             (a) Sole
Cadence Design Systems, Inc.                 COMMON STOCK     127387108       193,230      19,000  (b) Shared             (a) Sole
ChemFirst Inc.                               COMMON STOCK     16361A106       287,600      10,000  (b) Shared             (a) Sole
Castorama Dubois Investissement SA           COMMON STOCK      7155613      6,091,824      92,271  (b) Shared             (a) Sole
Dictaphone Corporation                       COMMON STOCK     253588107     1,442,296     180,287  (b) Shared             (a) Sole
Dean Foods Company                           COMMON STOCK     242370104     1,467,882      36,900  (b) Shared             (a) Sole
Digene Corporation                           COMMON STOCK     253752109     1,014,360     128,400  (b) Shared             (a) Sole

Dole Food Company, Inc.                      COMMON STOCK     256605106       368,681      12,700  (b) Shared             (a) Sole
Dreyer's Grand Ice Cream, Inc.               COMMON STOCK     261878102     1,613,766      23,100  (b) Shared             (a) Sole
Devon Energy Corporation                     COMMON STOCK     25179M103     1,044,371      21,645  (b) Shared             (a) Sole
ENSCO International Incorporated             COMMON STOCK     26874Q100       155,248       6,200  (b) Shared             (a) Sole
Fair, Isaac and Company                      COMMON STOCK     303250104       697,491      21,330  (b) Shared             (a) Sole
Finmeccanica SpA ordinary                    COMMON STOCK      5859951        513,037   1,089,250  (b) Shared             (a) Sole
Groupe Bruxelles Lambert SA                  COMMON STOCK      7097328      2,508,488      67,700  (b) Shared             (a) Sole
General Motors Corporation Class H           COMMON STOCK     370442832     1,372,500     150,000  (b) Shared             (a) Sole
Golden State Bancorp Inc.                    COMMON STOCK     381197102     5,500,864     170,200  (b) Shared             (a) Sole
Gucci Group NV ordinary                      COMMON STOCK      4655053      2,552,368      30,311  (b) Shared             (a) Sole
Hewlett-Packard Company (Compaq)             COMMON STOCK     428236103       700,783      60,050  (b) Shared             (a) Sole
Hispanic Broadcasting Corporation            COMMON STOCK     43357B104     1,145,110      61,400  (b) Shared             (a) Sole
Hershey Foods Corporation                    COMMON STOCK     427866108     1,911,140      30,800  (b) Shared             (a) Sole
ICN Pharmaceuticals                          COMMON STOCK     448924100     1,240,540     136,925  (b) Shared             (a) Sole
Kinross Gold Corporation                     COMMON STOCK     496902107     3,063,500   1,392,500  (b) Shared             (a) Sole
McGrath Rentcorp                             COMMON STOCK     580589109     2,055,333     100,900  (b) Shared             (a) Sole
Mohawk Industries, Inc.                      COMMON STOCK     608190104       962,465      19,385  (b) Shared             (a) Sole
NextWave Telecom,  Inc.                      COMMON STOCK     65332M103       277,690     198,350  (b) Shared             (a) Sole
Pharmacia Corporation                        COMMON STOCK     71713U102     6,213,024     159,800  (b) Shared             (a) Sole
ProLogis Trust                               COMMON STOCK     743410102       533,747      21,427  (b) Shared             (a) Sole
P & O Princess Cruises plc                   COMMON STOCK     693070104       568,000      20,000  (b) Shared             (a) Sole
Price Communications Corporation             COMMON STOCK     741437305     4,601,360     407,200  (b) Shared             (a) Sole
Pennzoil-Quaker State Co.                    COMMON STOCK     709323109     6,584,409     299,700  (b) Shared             (a) Sole
Solectron Corporation                        COMMON STOCK     834182107        92,576      43,875  (b) Shared             (a) Sole
PanAmSat Corporation                         COMMON STOCK     697933109     1,308,190      75,400  (b) Shared             (a) Sole
AT&T Corp.                                   COMMON STOCK     001957109     8,948,014     745,047  (b) Shared             (a) Sole
Travelers Property Casualty Corp. Class A    COMMON STOCK     89420G109        11,312         857  (b) Shared             (a) Sole
Travelers Property Casualty Corp. Class B    COMMON STOCK     89420G406        23,840       1,762  (b) Shared             (a) Sole
National Golf Properties, Inc.               COMMON STOCK     63623G109     1,889,450     164,300  (b) Shared             (a) Sole
TRW Inc.                                     COMMON STOCK     872649108     7,195,795     122,900  (b) Shared             (a) Sole
Valero Energy Corporation                    COMMON STOCK     91913Y100       321,266      12,137  (b) Shared             (a) Sole
Washington Mutual, Inc.                      COMMON STOCK     939322103     1,021,768      32,468  (b) Shared             (a) Sole

PREFERRED STOCK

Lucent Technologies 8% convertible pfd.     PREFERRED STOCK   549463305     1,085,000       4,000  (b) Shared             (a) Sole

WARRANTS

Dictaphone Corp warrants                       WARRANTS         dctwv          28,993      72,482  (b) Shared             (a) Sole

FIXED INCOME

CORPORATE BONDS
DoubleClick convertible note                CORPORATE BONDS   258609AC0     9,314,425  11,155,000  (a) Sole               (a) Sole
4.750% Due 03-15-06
Juniper Networks convertible note           CORPORATE BONDS   48203RAA2     8,356,962  12,335,000  (a) Sole               (a) Sole
4.750% Due 03-15-07
Redback Networks convertible note           CORPORATE BONDS   757209AB7     5,258,715  24,178,000  (a) Sole               (a) Sole
5.000% Due 04-01-07
TeleCorp PCS Inc. senior subordinated not   CORPORATE BONDS   879299AF2    12,679,030  13,933,000  (a) Sole               (a) Sole
10.625% Due 07-15-10
Adelphia Communications senior note         CORPORATE BONDS   006848BJ3     1,520,000   4,000,000  (a) Sole               (a) Sole
10.250% Due 06-15-11
Adelphia Communications senior note         CORPORATE BONDS   006848BE4     3,336,020   8,779,000  (a) Sole               (a) Sole

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
9.375% Due 11-15-09
Adelphia Communications convertible note    CORPORATE BONDS   006848BH7     1,457,750  17,150,000  (a) Sole               (a) Sole
3.250% Due 05-01-21
Adelphia Communications senior note         CORPORATE BONDS   006848AS4     3,256,000   8,800,000  (a) Sole               (a) Sole
9.250% Due 10-01-02
Cooper Industries note                      CORPORATE BONDS   21666WCB4    18,970,350  18,690,000  (a) Sole               (a) Sole
5.880% Due 02-20-03
Charter Communications convertible note     CORPORATE BONDS   16117MAB3     5,664,000  11,800,000  (a) Sole               (a) Sole
5.750% Due 10-15-05
Amdocs Limited convertible note             CORPORATE BONDS   02342TAB5     3,595,200   4,000,000  (a) Sole               (a) Sole
2.000% Due 06-01-08
Enron Corporation convertible note          CORPORATE BONDS   293561CD6     6,338,430  70,427,000  (a) Sole               (a) Sole
0.000% Due 02-07-21
Pennzoil-Quaker State note                  CORPORATE BONDS   709323AC3     9,338,000   9,200,000  (a) Sole               (a) Sole
8.650% Due 12-01-02
Tritel PCS senior subordinated note         CORPORATE BONDS   89675QAD1     5,615,610   6,171,000  (a) Sole               (a) Sole
10.375% Due 01-15-11
Tyco International Ltd. convertible note    CORPORATE BONDS   902124AC0    38,590,625  58,250,000  (a) Sole               (a) Sole
0.000% Due 11-17-20
Worldcom Inc. note                          CORPORATE BONDS   98157DAJ5     1,334,300  11,000,000  (a) Sole               (a) Sole
7.500% Due 05-15-11
Worldcom Inc. note                          CORPORATE BONDS   98157DAF3     1,789,175  14,750,000  (a) Sole               (a) Sole
7.375% Due 01-15-03
Worldcom Inc. senior note                   CORPORATE BONDS   98157DAB2     2,492,108  20,545,000  (a) Sole               (a) Sole
7.875% Due 05-15-03
Williams Holdings note                      CORPORATE BONDS   968905AC3    13,000,000  16,250,000  (a) Sole               (a) Sole
6.125% Due 12-01-03
Williams Companies, Inc. note               CORPORATE BONDS   969457AP5    11,400,000  12,000,000  (a) Sole               (a) Sole
6.500% Due 11-15-02
Redback Networks convertible note           CORPORATE BONDS   757209AB7       946,125   4,350,000  (b) Shared             (a) Sole
5.000% Due 04-01-07
TeleCorp PCS Inc. senior subordinated not   CORPORATE BONDS   879299AF2     1,072,890   1,179,000  (b) Shared             (a) Sole
10.625% Due 07-15-10
Adelphia Communications convertible note    CORPORATE BONDS   006848BH7       476,000   5,600,000  (b) Shared             (a) Sole
3.250% Due 05-01-21
Adelphia Communications senior note         CORPORATE BONDS   006848AS4       740,000   2,000,000  (b) Shared             (a) Sole
9.250% Due 10-01-02
Enron Corporation convertible note          CORPORATE BONDS   293561CD6       717,570   7,973,000  (b) Shared             (a) Sole
0.000% Due 02-07-21
Pennzoil-Quaker State note                  CORPORATE BONDS   709323AA7       627,200     560,000  (b) Shared             (a) Sole
6.750% Due 04-01-09
Tritel PCS senior subordinated note         CORPORATE BONDS   89675QAD1     1,035,580   1,138,000  (b) Shared             (a) Sole
10.375% Due 01-15-11
Tyco International Ltd. convertible note    CORPORATE BONDS   902124AC0     5,796,875   8,750,000  (b) Shared             (a) Sole
0.000% Due 11-17-20
Worldcom Inc. note                          CORPORATE BONDS   98157DAF3       242,600   2,000,000  (b) Shared             (a) Sole
7.375% Due 01-15-03
Worldcom Inc. senior note                   CORPORATE BONDS   98157DAB2     1,004,970   8,285,000  (b) Shared             (a) Sole
7.875% Due 05-15-03

RIGHTS

Bank United Corp. litigation right              RIGHTS        065416117        17,190     286,500  (a) Sole               (a) Sole

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
Indigo contingent value right exp.3/22/05       RIGHTS        428236RTS             0      39,158  (a) Sole               (a) Sole
Bank United Corp. litigation right              RIGHTS        065416117         5,964      99,400  (b) Shared             (a) Sole
Coast Federal CVR                               RIGHTS        19034Q110        19,656     140,400  (b) Shared             (a) Sole
Indigo contingent value right exp.3/22/05       RIGHTS        428236RTS             0     100,398  (b) Shared             (a) Sole


GRAND TOTAL                                                              $735,163,374